Fair Values of Company's Pension Plan By Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	$ 3,205	$ 2,813	$ 2,969
Total Fair Value
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	3,206	2,813
Total Fair Value | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	16	25
Total Fair Value | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	240	187
Total Fair Value | Real estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	33	31
Total Fair Value | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	1,279	1,138
Total Fair Value | Small and Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	873	776
Total Fair Value | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	29	26
Total Fair Value | Core bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	639	544
Total Fair Value | High yield corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	97	86
Fair Value, Inputs, Level 1
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	3,206	2,813
Fair Value, Inputs, Level 1 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	16	25
Fair Value, Inputs, Level 1 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	240	187
Fair Value, Inputs, Level 1 | Real estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	33	31
Fair Value, Inputs, Level 1 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	1,279	1,138
Fair Value, Inputs, Level 1 | Small and Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	873	776
Fair Value, Inputs, Level 1 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	29	26
Fair Value, Inputs, Level 1 | Core bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	639	544
Fair Value, Inputs, Level 1 | High yield corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	97	86
Fair Value, Inputs, Level 2
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Real estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Small and Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year
Fair Value, Inputs, Level 2 | Core bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | High yield corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Real estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Small and Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year
Fair Value, Inputs, Level 3 | Core bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | High yield corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	$ 0	$ 0